Capital surplus	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Capital surplus

19.	Capital surplus

	2024
	Share premium	Share-based payments	Total
January 1	$7,273,954	$442,080	$7,716,034
Employee bonus shares	-	131,712	131,712
December 31	$7,273,954	$573,792	$7,847,746

	2023
	Share premium	Share-based payments	Total
January 1	$7,273,954	$310,368	$7,584,322
Employee bonus shares	-	131,712	131,712
December 31	$7,273,954	$442,080	$7,716,034

a)	Pursuant to the Cayman Islands Company Act, capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit.

b)	However, the capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.